UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04494
                                                    ------------

                             The Gabelli Asset Fund
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: 1-800-422-3554
                                                          -----------------

                      Date of fiscal year end: December 31
                                             --------------

                   Date of reporting period: December 31, 2005
                                            -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             THE GABELLI ASSET FUND
                                  ANNUAL REPORT
                                DECEMBER 31, 2005


TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2005 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION

      We are pleased to report that the Gabelli Asset Fund gained 4.42% in 2005,
outpacing  the  Dow  Jones  Industrial   Average  gain  of  1.83%  and  slightly
underperforming the S&P 500 return of 4.91% for the same period.

      Strong merger and acquisition activity continued to surface value in the portfolio in 2005, with several portfolio companies being taken over, most at substantial premiums to market price. In addition, with only a few exceptions, all of the Fund's energy and utilities holdings were positively affected by the rising oil and natural gas prices.

      On the downside, specialty chemicals, companies that use oil in their production, disappointed. As the market attention shifted to new media companies and with the lack of significant political and sports advertisement dollars, old media stocks, such as publishers and broadcasters, were other weak sectors. Entertainment, cable and satellite stocks also affected the Fund negatively.

      Business optimism started to improve in 2005 with the economy growing at a strong rate despite stiff headwinds from rising commodity prices and interest rates, continuing fighting in Iraq and Afghanistan and natural disasters striking the South. Fund holdings in the aviation parts and services and diversified industrial sectors benefited from this optimism and contributed positively to Fund's returns in 2005. Healthcare companies in general performed well due to increased demand for their products and services.

                                        Sincerely yours,

                                        /s/ Bruce N. Alpert

                                        Bruce N. Alpert
                                        President

February 17, 2006

[GRAPH OMITTED]
PLOT POINTS BELOW

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GABELLI ASSET FUND,
               THE CONSUMER PRICE INDEX +10% AND THE S&P 500 INDEX

           Gabelli Asset Fund
               Class AAA          S&P 500 Index     Consumer Price Index + 10%
  3/3/86        $10,000               $10,000                   $10,000
12/31/86         11,280                10,980                    11,160
12/31/87         13,111                11,556                    12,678
12/31/88         17,189                13,470                    14,503
12/31/89         21,691                17,731                    16,621
12/31/90         20,611                17,179                    19,297
12/31/91         24,350                22,402                    21,825
12/31/92         27,976                24,107                    24,640
12/31/93         34,086                26,532                    27,769
12/31/94         34,035                26,879                    31,296
12/31/95         42,523                36,967                    35,208
12/31/96         48,204                45,451                    39,891
12/31/97         66,555                60,609                    44,558
12/31/98         77,157                77,943                    49,727
12/31/99         99,139                94,335                    56,042
12/31/00         96,790                85,751                    63,552
12/31/01         96,945                75,563                    70,924
12/31/02         83,111                58,871                    79,718
12/31/03        108,518                75,750                    89,205
12/31/04        126,423                83,984                   101,069
12/31/05        132,011                88,107                   114,612

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2005 (A)
              ----------------------------------------------------

                                                                                                             Since
                                                                                                           Inception
                                     Quarter     1 Year     3 Year     5 Year      10 Year     15 Year     (3/3/86)
-------------------------------------------------------------------------------------------------------------------
  GABELLI ASSET FUND CLASS AAA ..... (0.34)%      4.42%     16.68%      6.40%      12.00%      13.18%       13.89%
  S&P 500 Index ....................  2.08        4.91      14.38       0.54        9.07       11.51        11.60
  Dow Jones Industrial Average .....  2.01        1.83      11.24       2.04        9.83       12.34        12.63
  Nasdaq Composite Index ...........  2.49        1.37      18.20      (2.25)       7.68       12.56         9.58

  Class A .......................... (0.33)       4.41      16.67       6.40       11.99       13.18        13.88
                                     (6.07)(b)   (1.60)(b)  14.39(b)    5.15(b)    11.33(b)    12.73(b)     13.53(b)
  Class B .......................... (0.52)       3.69      16.11       6.09       11.83       13.07        13.80
                                     (5.49)(c)   (1.31)(c)  15.36(c)    5.78(c)    11.83(c)    13.07(c)     13.80(c)
  Class C .......................... (0.53)       3.63      16.09       6.08       11.83       13.07        13.80
                                     (1.52)(c)    2.63(c)   16.09(c)    6.08(c)    11.83(c)    13.07(c)     13.80(c)

 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX OF 30 LARGE CAPITALIZATION STOCKS. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003.THE ACTUAL PERFORMANCE FOR THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES.
 (b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (c) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2005:


GABELLI ASSET FUND

Food and Beverage ...............................     9.9%
Energy and Utilities ............................     7.9%
Entertainment ...................................     7.4%
Publishing ......................................     7.0%
Telecommunications ..............................     6.6%
Diversified Industrial ..........................     6.0%
Financial Services ..............................     5.6%
Consumer Products ...............................     5.2%
Equipment and Supplies ..........................     5.1%
Cable and Satellite .............................     4.9%
Health Care .....................................     4.1%
Automotive: Parts and Accessories ...............     3.6%
Hotels and Gaming ...............................     3.2%
Aviation: Parts and Services ....................     2.8%
Communications Equipment ........................     2.0%
Metals and Mining ...............................     1.9%
Machinery .......................................     1.6%
U.S. Government Obligations .....................     1.3%
Specialty Chemicals .............................     1.3%
Services ........................................     1.3%
Real Estate .....................................     1.3%
Environmental Services ..........................     1.2%
Retail ..........................................     1.2%
Electronics .....................................     1.2%
Wireless Communications .........................     1.1%
Agriculture .....................................     1.1%
Business Services ...............................     1.0%
Broadcasting ....................................     0.9%
Automotive ......................................     0.8%
Aerospace .......................................     0.8%
Manufactured Housing and Recreational Vehicles ..     0.4%
Computer Software and Services ..................     0.4%
Transportation ..................................     0.1%
Closed-End Funds ................................     0.1%
Computer Hardware ...............................     0.0%
Other Assets and Liabilities - (Net) ............    (0.3)%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2005. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities are available without charge, upon request, (i) by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI ASSET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2005 through December 31, 2005
                                                                   EXPENSE TABLE
================================================================================

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is not the Fund's actual return - the results do NOT apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2005.

                 Beginning       Ending      Annualized    Expenses
               Account Value Account Value    Expense     Paid During
                 07/01/05      12/31/05        Ratio        Period*
--------------------------------------------------------------------
GABELLI ASSET FUND
--------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA       $1,000.00      $1,029.30       1.37%       $ 7.01
Class A         $1,000.00      $1,029.40       1.38%       $ 7.06
Class B         $1,000.00      $1,025.60       2.01%       $10.26
Class C         $1,000.00      $1,025.40       2.13%       $10.87

HYPOTHETICAL 5% RETURN
Class AAA       $1,000.00      $1,018.30       1.37%       $ 6.97
Class A         $1,000.00      $1,018.25       1.38%       $ 7.02
Class B         $1,000.00      $1,015.07       2.01%       $10.21
Class C         $1,000.00      $1,014.47       2.13%       $10.82


* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2005
================================================================================
                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------
              COMMON STOCKS -- 98.5%
              AEROSPACE -- 0.6%
      70,000  Boeing Co. ............$    2,424,385   $    4,916,800
      20,000  Herley Industries Inc.+       384,993          330,200
      25,000  Lockheed Martin Corp...       738,750        1,590,750
      60,000  Northrop Grumman Corp.      2,279,276        3,606,600
     500,000  Rolls-Royce Group plc+      3,275,303        3,677,545
   8,350,000  Rolls-Royce Group plc,
                Cl. B ...............         8,475           14,725
                                     --------------   --------------
                                          9,111,182       14,136,620
                                     --------------   --------------
              AGRICULTURE -- 1.1%
     800,000  Archer-Daniels-Midland
                Co. .................    11,113,508       19,728,000
      15,000  Delta & Pine Land Co...       260,292          345,150
      40,529  Monsanto Co. ..........       647,781        3,142,213
      35,000  Mosaic Co.+ ...........       520,907          512,050
       1,000  Potash Corp. of
                Saskatchewan Inc.....        41,185           80,220
                                     --------------   --------------
                                         12,583,673       23,807,633
                                     --------------   --------------
              AUTOMOTIVE -- 0.8%
     505,000  Navistar International
                Corp.+ ..............     9,152,535       14,453,100
      45,000  PACCAR Inc. ...........       522,021        3,115,350
      25,000  Volkswagen AG .........     1,044,095        1,320,338
                                     --------------   --------------
                                         10,718,651       18,888,788
                                     --------------   --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.5%
     107,000  BorgWarner Inc. .......     2,043,408        6,487,410
     244,000  CLARCOR Inc. ..........     1,741,944        7,249,240
     524,300  Dana Corp. ............     7,301,977        3,764,474
     195,000  Federal-Mogul Corp.+          411,720           70,200
     520,000  Genuine Parts Co. .....    12,888,512       22,838,400
     190,000  Johnson Controls Inc...     4,415,339       13,852,900
     170,000  Midas Inc.+ ...........     2,224,151        3,121,200
     300,000  Modine Manufacturing Co.    6,789,607        9,777,000
     160,704  Proliance International
                Inc.+ ...............       972,523          850,124
     260,000  Scheib (Earl) Inc.+         1,603,290          975,000
     185,000  Standard Motor Products
                Inc. ................     2,521,686        1,707,550
      70,000  Superior Industries
                International Inc.        1,762,639        1,558,200
     240,000  Tenneco Inc.+ .........     1,345,677        4,706,400
      40,000  TRW Automotive Holdings
                Corp.+ ..............       984,109        1,054,000
                                     --------------   --------------
                                         47,006,582       78,012,098
                                     --------------   --------------
              AVIATION: PARTS AND SERVICES -- 2.8%
      72,000  Aviall Inc.+ ..........       705,236        2,073,600
     270,000  Curtiss-Wright Corp. ..     3,452,478       14,742,000
      15,000  EDO Corp. .............       431,784          405,900
     220,300  Fairchild Corp., Cl. A+     1,276,118          561,765
     610,000  GenCorp Inc.+ .........     2,283,855       10,827,500
     110,000  Kaman Corp. ...........     1,534,269        2,165,900

                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------
     340,000  Precision Castparts
                Corp. ...............$    4,207,013   $   17,615,400
     109,000  Sequa Corp., Cl. A+ ...     4,666,598        7,526,450
     105,000  Sequa Corp., Cl. B+ ...     5,381,629        7,297,500
                                     --------------   --------------
                                         23,938,980       63,216,015
                                     --------------   --------------
              BROADCASTING -- 0.9%
      10,000  Cogeco Inc. ...........       194,764          206,460
      20,000  Corus Entertainment
                Inc., Cl. B .........        64,982          536,797
      79,000  Fisher Communications
                Inc.+ ...............     4,323,030        3,272,970
     166,000  Granite Broadcasting
                Corp.+ ..............        69,153           34,860
     310,000  Gray Television Inc. ..     3,936,811        3,044,200
      10,000  Gray Television Inc.,
                Cl. A ...............       109,420           90,500
     170,000  Liberty Corp. .........     6,268,553        7,957,700
     175,000  Lin TV Corp., Cl. A+ ..     3,479,111        1,949,500
      71,100  Paxson Communications
                Corp.+ ..............       295,332           63,990
      40,000  Sinclair Broadcast Group
                Inc., Cl. A .........       358,285          368,000
     400,000  Television Broadcasts
                Ltd. ................     1,815,551        2,125,451
     246,500  Young Broadcasting Inc.,
                Cl. A+ ..............     3,571,714          640,900
                                     --------------   --------------
                                         24,486,706       20,291,328
                                     --------------   --------------
              BUSINESS SERVICES -- 0.9%
      25,851  Acco Brands Corp.+ ....       152,168          633,350
     400,000  Cendant Corp. .........     3,827,151        6,900,000
      45,000  ChoicePoint Inc.+ .....     1,609,312        2,002,950
       1,000  Clear Channel Outdoor .
                Holdings Inc., Cl. A+        19,140           20,050
     200,000  Ecolab Inc. ...........     1,876,865        7,254,000
      10,000  Imation Corp. .........       203,344          460,700
      65,000  Landauer Inc. .........       402,818        2,995,850
     118,000  Nashua Corp.+ .........     1,729,684          828,360
                                     --------------   --------------
                                          9,820,482       21,095,260
                                     --------------   --------------
              CABLE AND SATELLITE -- 4.9%
   1,973,000  Cablevision Systems
                Corp., Cl. A+ .......    19,576,144       46,306,310
     258,411  Comcast Corp., Cl. A+       6,917,813        6,708,350
      40,000  Comcast Corp., Cl. A,
                Special+ ............       306,462        1,027,600
     264,396  DIRECTV Group Inc.+ ...     5,082,757        3,733,272
     100,000  EchoStar Communications
                Corp., Cl. A+ .......     2,982,011        2,717,000
     320,096  Liberty Global Inc.,
                Cl. A+ ..............     3,187,437        7,202,160
     320,096  Liberty Global Inc.,
                Cl. C+ ..............     3,062,440        6,786,035
     769,000  Rogers Communications
                Inc., Cl. B, New York     7,592,363       32,497,940
      10,000  Rogers Communications Inc.,
                Cl. B, Toronto ......        77,553          423,244

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================
                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------
              COMMON STOCKS (CONTINUED)
              CABLE AND SATELLITE (CONTINUED)
      60,000  Shaw Communications
                Inc., Cl. B .........$      164,952   $    1,302,249
      80,000  Shaw Communications
                Inc., Cl. B,
                Non-Voting ..........       312,647        1,734,400
                                     --------------   --------------
                                         49,262,579      110,438,560
                                     --------------   --------------
              CLOSED-END FUNDS -- 0.1%
      80,001  Royce Value Trust Inc.        953,886        1,606,420
                                     --------------   --------------
              COMMUNICATIONS EQUIPMENT -- 1.9%
     113,223  Agere Systems Inc.+ ...     1,631,136        1,460,577
      75,000  Andrew Corp.+ .........       390,384          804,750
     622,206  Corning Inc.+ .........     4,651,253       12,232,570
     850,000  Lucent Technologies
                Inc.+ ...............     4,607,266        2,261,000
     300,000  Motorola Inc. .........     2,779,293        6,777,000
     235,000  Nortel Networks Corp.+      1,163,604          719,100
      26,800  Scientific-Atlanta Inc.     1,137,392        1,154,276
     400,000  Thomas & Betts Corp.+       7,934,757       16,784,000
                                     --------------   --------------
                                         24,295,085       42,193,273
                                     --------------   --------------
              COMPUTER HARDWARE -- 0.0%
      14,000  Maxtor Corp.+ .........        74,271           97,160
                                     --------------   --------------
              COMPUTER SOFTWARE AND SERVICES -- 0.4%
      10,000  Computer Associates
                International Inc. ..       145,700          281,900
       2,000  Computer Sciences Corp.+      103,165          101,280
      50,000  Jupitermedia Corp.+ ...       287,066          739,000
      26,026  Telecom Italia Media
                SpA+ ................        26,184           13,773
     200,000  Yahoo! Inc.+ ..........     6,804,462        7,836,000
                                     --------------   --------------
                                          7,366,577        8,971,953
                                     --------------   --------------
              CONSUMER PRODUCTS -- 5.2%
      40,500  Alberto-Culver Co. ....     1,073,604        1,852,875
      12,000  Altria Group Inc. .....       360,636          896,640
      11,000  Christian Dior SA .....       307,335          978,015
     285,000  Church & Dwight Co. Inc.    1,872,507        9,413,550
      40,000  Clorox Co. ............     2,197,266        2,275,600
      40,000  Colgate-Palmolive Co.       2,092,913        2,194,000
      40,000  Eastman Kodak Co. .....       950,513          936,000
     275,000  Energizer Holdings
                Inc.+ ...............     4,987,400       13,692,250
     110,000  Fortune Brands Inc. ...     2,384,058        8,582,200
     290,000  Gallaher Group plc,
                ADR .................     4,661,436       17,446,400
       3,000  Givaudan SA ...........     1,028,013        2,033,028
      38,000  Harley-Davidson Inc. ..        95,712        1,956,620
      82,000  Lenox Group Inc.+ .....       917,910        1,085,680
     110,000  Mattel Inc. ...........     1,865,231        1,740,200
      98,000  Maytag Corp. ..........     1,660,997        1,844,360
      60,000  National Presto
                Industries Inc. .....     2,010,969        2,661,000
     524,750  Procter & Gamble Co. ..    17,760,484       30,372,530

                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------

      50,000  Reckitt Benckiser plc  $    1,570,345   $    1,651,669
   1,000,000  Swedish Match AB ......    10,327,823       11,769,149
      10,000  Syratech Corp.+ .......         2,000              500
     190,000  Wolverine World Wide
                Inc. ................     1,767,203        4,267,400
                                     --------------   --------------
                                         59,894,355      117,649,666
                                     --------------   --------------
              CONSUMER SERVICES -- 1.3%
       1,600  eBay Inc.+ ............        24,652           69,200
     320,000  Expedia Inc.+ .........     3,160,631        7,667,204
     455,000  IAC/InterActiveCorp+ ..     4,701,169       12,881,050
     445,000  Rollins Inc. ..........     3,437,602        8,770,950
                                     --------------   --------------
                                         11,324,054       29,388,404
                                     --------------   --------------
              DIVERSIFIED INDUSTRIAL -- 6.0%
     140,000  Acuity Brands Inc. ....     2,240,495        4,452,000
       5,000  Anixter International
                Inc. ................        45,044          195,600
      75,403  Contax Participacoes
                SA, ADR .............        30,974           90,725
     250,000  Cooper Industries Ltd.,
                Cl. A ...............    12,260,109       18,250,000
     420,000  Crane Co. .............     6,593,275       14,813,400
      62,000  Gardner Denver Inc.+ ..       983,688        3,056,600
     260,000  GATX Corp. ............     5,898,347        9,380,800
     240,000  Greif Inc., Cl. A .....     5,453,716       15,907,200
      30,000  Harbor Global Co.
                Ltd.+ ...............        52,965          270,000
     425,000  Honeywell
                International Inc. ..    13,730,962       15,831,250
     300,000  ITT Industries Inc. ...     9,410,611       30,846,000
     145,000  Katy Industries Inc.+       1,312,250          449,500
     310,000  Lamson & Sessions Co.+      1,685,110        7,756,200
      21,000  MagneTek Inc.+ ........       109,503           68,250
     240,000  Myers Industries Inc.       1,460,520        3,499,200
      51,000  Pentair Inc. ..........       730,157        1,760,520
      80,000  Smiths Group plc ......       880,176        1,439,705
      75,000  Trinity Industries Inc.       931,715        3,305,250
     100,000  Tyco International Ltd.     2,336,023        2,886,000
      15,000  Walter Industries Inc.        704,460          745,800
                                     --------------   --------------
                                         66,850,100      135,004,000
                                     --------------   --------------
              ELECTRONICS -- 1.2%
       9,600  Chemring Group plc ....       125,113          121,232
       3,000  Hitachi Ltd., ADR .....       172,200          202,200
      13,000  Kyocera Corp., ADR ....       448,063          951,210
      22,000  Molex Inc., Cl. A .....       609,932          540,980
      46,000  Samsung Electronics
                Co. Ltd., GDR (a) ...     8,616,601       14,994,312
      60,000  Sony Corp., ADR .......     1,910,502        2,448,000
     205,000  Texas Instruments Inc.      5,187,155        6,574,350
                                     --------------   --------------
                                         17,069,566       25,832,284
                                     --------------   --------------
              ENERGY AND UTILITIES -- 7.9%
     110,000  AES Corp.+ ............       434,151        1,741,300
      40,000  AGL Resources Inc. ....       667,750        1,392,400
     150,000  Allegheny Energy Inc.+      1,510,942        4,747,500


                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================
                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------

              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
      55,000  Aquila Inc.+ ..........$      206,040   $      198,000
     250,000  BP plc, ADR ...........     7,151,966       16,055,000
     245,000  Burlington
                Resources Inc. ......     4,749,000       21,119,000
      25,000  CH Energy Group Inc. ..     1,040,745        1,147,500
     354,000  Chevron Corp. .........    13,555,634       20,096,580
      15,000  Cinergy Corp. .........       624,299          636,900
     200,000  ConocoPhillips ........     5,957,785       11,636,000
      20,000  Constellation Energy
                Group ...............       484,262        1,152,000
       2,000  Cooper Cameron Corp.+          69,450           82,800
     124,000  Devon Energy Corp. ....     1,695,494        7,754,960
      80,000  DPL Inc. ..............     1,659,250        2,080,800
      20,000  DTE Energy Co. ........       832,127          863,800
     270,000  Duke Energy Corp. .....     4,954,500        7,411,500
     110,000  Duquesne Light
                Holdings Inc. .......     1,579,788        1,795,200
      27,000  Edison International ..       459,000        1,177,470
     350,000  El Paso Corp. .........     3,048,363        4,256,000
     280,000  El Paso Electric Co.+       3,251,790        5,891,200
     150,000  Energy East Corp. .....     3,072,446        3,420,000
     110,000  EOG Resources Inc. ....       503,773        8,070,700
     340,000  Exxon Mobil Corp. .....     8,166,149       19,097,800
      14,000  FPL Group Inc. ........       401,591          581,840
      40,625  GlobalSantaFe Corp. ...     1,058,988        1,956,093
      10,000  Halliburton Co. .......       104,525          619,600
      66,358  Kerr-McGee Corp. ......     3,801,084        6,029,288
     130,000  Mirant Corp.+ .........       257,000          171,600
      22,086  NiSource Inc. .........       475,953          460,714
     190,000  Northeast Utilities ...     3,643,888        3,741,100
       2,000  NSTAR .................        57,578           57,400
         800  Oceaneering
                International Inc.+          41,626           39,824
       1,000  PetroChina Co. Ltd., ADR       61,027           81,960
     100,000  Progress Energy Inc., CVO+     52,000            7,250
      50,000  Royal Dutch Shell plc,
                Cl. A, ADR ..........     2,980,580        3,074,500
      66,000  SJW Corp. .............     2,151,408        3,003,000
     310,000  Southwest Gas Corp. ...     5,478,320        8,184,000
      56,000  Transocean Inc.+ ......     3,325,875        3,902,640
      80,000  TXU Corp. .............       653,428        4,015,200
      10,000  UIL Holdings Corp. ....       426,389          459,900
                                     --------------   --------------
                                         90,645,964      178,210,319
                                     --------------   --------------
              ENTERTAINMENT -- 7.4%
       8,010  Chestnut Hill
                Ventures+ (b) .......       218,000          172,005
     715,000  Discovery Holding Co.,
                Cl. A+ ..............     5,339,540       10,832,250
      46,600  DreamWorks Animation
                SKG Inc., Cl. A+ ....     1,122,683        1,144,496

                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------

      19,406  EMI Group plc .........$       75,408   $       80,966
     185,000  EMI Group plc, ADR ....     1,538,472        1,540,347
     600,000  Gemstar-TV Guide
                International Inc.+       2,634,671        1,566,000
     164,000  Grupo Televisa SA, ADR      4,466,963       13,202,000
   4,600,000  Liberty Media Corp.,
                Cl. A+ ..............    10,031,609       36,202,000
   2,000,000  Rank Group plc ........     9,837,464       10,520,790
      20,000  Regal Entertainment
                Group, Cl. A ........       290,903          380,400
     177,300  Six Flags Inc.+ .......       816,649        1,366,983
     610,000  The Walt Disney Co. ...    13,794,410       14,621,700
   1,492,000  Time Warner Inc. ......    19,868,993       26,020,480
     802,000  Viacom Inc., Cl. A ....    18,008,723       26,273,520
     100,000  Viacom Inc., Cl. B ....     3,310,000        3,260,000
     556,000  Vivendi Universal
                SA, ADR .............    11,531,824       17,475,080
      60,000  World Wrestling
                Entertainment Inc. ..       612,234          880,800
                                     --------------   --------------
                                        103,498,546      165,539,817
                                     --------------   --------------
              ENVIRONMENTAL SERVICES -- 1.2%
     310,000  Allied Waste
                Industries Inc.+ ....     2,735,889        2,709,400
     300,000  Republic Services Inc.      3,560,581       11,265,000
     450,000  Waste Management Inc.       8,655,112       13,657,500
                                     --------------   --------------
                                         14,951,582       27,631,900
                                     --------------   --------------
              EQUIPMENT AND SUPPLIES -- 5.1%
     478,000  AMETEK Inc. ...........     2,780,518       20,334,120
       3,000  Amphenol Corp., Cl. A          23,163          132,780
     106,000  CIRCOR International
                Inc. ................       932,373        2,719,960
     170,000  Crown Holdings Inc.+ ..       766,411        3,320,100
     155,000  CTS Corp. .............       815,744        1,714,300
       4,000  Danaher Corp. .........        70,641          223,120
     400,000  Donaldson Co. Inc. ....     1,530,177       12,720,000
     312,000  Fedders Corp. .........     1,318,340          536,640
     430,000  Flowserve Corp.+ ......     6,316,752       17,010,800
     179,800  Gerber Scientific
                Inc.+ ...............     1,712,068        1,720,686
     240,000  GrafTech
                International Ltd.+       2,731,494        1,492,800
     555,000  IDEX Corp. ............     3,151,047       22,816,050
      24,000  Ingersoll-Rand Co.
                Ltd., Cl. A .........       501,720          968,880
     300,000  Interpump Group SpA ...     1,179,026        1,951,650
     200,000  Lufkin Industries Inc.      1,810,811        9,974,000
      18,000  Manitowoc Co. Inc. ....       131,305          903,960
      47,866  Met-Pro Corp. .........       321,979          567,691
      10,000  Sealed Air Corp.+ .....       168,679          561,700
      30,000  Valmont Industries Inc.       242,908        1,003,800
     435,000  Watts Water Technologies
                Inc., Cl. A .........     5,006,660       13,176,150
     120,000  Weir Group plc ........       504,947          781,446
                                     --------------   --------------
                                         32,016,763      114,630,633
                                     --------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================
                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------

              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 5.6%
      15,000  Alleghany Corp.+ ......$    2,667,117   $    4,260,000
       1,000  Allstate Corp. ........        23,675           54,070
     420,000  American Express Co. ..     9,628,368       21,613,200
      84,000  Ameriprise Financial
                Inc. ................     1,390,063        3,444,000
      54,000  Argonaut Group Inc.+ ..     1,301,708        1,769,580
      10,000  Bank of America Corp.         188,637          461,500
      55,000  Bank of New York Co.
                Inc. ................     1,858,706        1,751,750
         220  Berkshire Hathaway
                Inc., Cl. A+ ........       874,549       19,496,400
      48,000  BKF Capital Group Inc.        894,500          909,600
       7,500  Calamos Asset
                Management Inc., Cl. A
                                            135,000          235,875
     150,000  Citigroup Inc. ........     7,195,305        7,279,500
      35,000  Commerzbank AG ........       624,519        1,078,173
     110,000  Commerzbank AG, ADR ...     2,308,920        3,402,058
     155,000  Deutsche Bank AG ......     7,004,175       15,014,850
      54,000  H&R Block Inc. ........       673,745        1,325,700
      26,400  JPMorgan Chase & Co. ..       535,615        1,047,816
       6,000  Lehman Brothers
                Holdings Inc. .......        54,150          769,020
      40,000  Leucadia National Corp.       692,071        1,898,400
     120,000  Mellon Financial Corp.      4,103,608        4,110,000
      23,000  Merrill Lynch & Co. Inc.      948,745        1,557,790
     380,000  Midland Co. ...........     1,953,063       13,695,200
     150,000  Phoenix Companies Inc.      2,222,423        2,046,000
      30,000  PNC Financial Services
                Group Inc. ..........     1,456,850        1,854,900
       2,500  Prudential Financial
                Inc. ................        68,750          182,975
      40,000  St. Paul Travelers
                Companies Inc. ......     1,575,006        1,786,800
      85,000  State Street Corp. ....       661,975        4,712,400
      20,000  SunTrust Banks Inc. ...       424,879        1,455,200
      30,000  T. Rowe Price Group Inc.    1,012,984        2,160,900
      19,000  Unitrin Inc. ..........       498,464          855,950
       8,500  Value Line Inc. .......       136,515          299,285
     198,000  Waddell & Reed
                Financial Inc., Cl. A     3,970,134        4,152,060
                                     --------------   --------------
                                         57,084,219      124,680,952
                                     --------------   --------------
              FOOD AND BEVERAGE -- 9.9%
     345,000  Brown-Forman Corp.,
                Cl. A ...............     8,539,615       24,474,300
      60,000  Cadbury Schweppes
                plc, ADR ............     1,809,295        2,297,400
     150,000  Campbell Soup Co. .....     4,181,186        4,465,500
     180,000  Coca-Cola Co. .........     6,497,663        7,255,800
     100,000  Coca-Cola Enterprises
                Inc. ................     1,962,514        1,917,000
      11,000  Coca-Cola Hellenic
                Bottling Co. SA .....       268,442          321,970
     430,000  Corn Products
                International Inc. ..     5,351,329       10,272,700

                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------

     220,000  Del Monte Foods Co.+ ..$    2,111,834   $    2,294,600
     318,000  Diageo plc, ADR .......    11,903,832       18,539,400
      70,000  Farmer Brothers Co. ...       943,094        1,353,800
     395,000  Flowers Foods Inc. ....     2,490,334       10,886,200
       3,000  Fomento Economico
                Mexicano SA de CV,
                ADR .................       162,855          217,530
     330,000  General Mills Inc. ....    11,000,292       16,275,600
     210,000  Groupe Danone .........    20,879,524       21,940,521
     100,000  Groupe Danone, ADR ....     2,049,195        2,104,000
   1,267,800  Grupo Bimbo SA de CV,
                Cl. A ...............     2,247,680        4,411,813
      10,000  Hain Celestial
                Group Inc.+ .........       141,134          211,600
     183,000  Heinz (H.J.) Co. ......     6,390,621        6,170,760
      65,000  Hershey Co. ...........     1,230,126        3,591,250
     135,000  Kellogg Co. ...........     3,562,192        5,834,700
      95,000  Kerry Group plc, Cl. A      1,122,284        2,094,436
      33,000  LVMH Moet Hennessy
                Louis Vuitton SA ....     1,150,670        2,932,092
       9,000  Nestle SA .............     1,868,526        2,691,678
     872,100  PepsiAmericas Inc. ....    11,878,959       20,285,046
     355,000  PepsiCo Inc. ..........     9,198,266       20,973,400
      25,280  Pernod Ricard SA, ADR       1,071,872        1,098,833
     155,000  Ralcorp Holdings Inc.+      2,450,803        6,186,050
      20,000  Smucker (J.M.) Co. ....       547,733          880,000
     153,512  Tootsie Roll
                Industries Inc. .....     2,005,311        4,441,102
      10,000  Vincor International
                Inc.+ ...............       263,567          266,420
     255,000  Wrigley (Wm.) Jr. Co.       7,899,994       16,954,950
                                     --------------   --------------
                                        133,180,742      223,640,451
                                     --------------   --------------
              HEALTH CARE -- 4.1%
      44,000  Amgen Inc.+ ...........       203,194        3,469,840
      25,000  AngioDynamics Inc.+ ...       574,982          638,250
       3,000  ArthroCare Corp.+ .....        34,530          126,420
      44,000  Biogen Idec Inc.+ .....       409,921        1,994,520
       4,000  Biomet Inc. ...........       120,840          146,280
     155,000  Bristol-Myers Squibb Co.    4,244,679        3,561,900
     100,000  Chemed Corp. ..........     1,543,198        4,968,000
     300,000  Chiron Corp.+ .........    11,983,493       13,338,000
      10,000  CONMED Corp.+ .........       285,880          236,600
       5,500  DENTSPLY International
                Inc. ................       209,434          295,295
      87,000  Eli Lilly & Co. .......     5,094,404        4,923,330
      35,000  Exactech Inc.+ ........       543,108          400,400
      20,000  Guidant Corp. .........     1,350,860        1,295,000
      40,000  Henry Schein Inc.+ ....     1,091,829        1,745,600
      15,000  Hospira Inc.+ .........       522,370          641,700
      25,000  IMS Health Inc. .......       662,906          623,000
      57,000  INAMED Corp.+ .........     2,501,578        4,997,760
       1,000  Integra LifeSciences
                Holdings+ ...........        19,480           35,460
      20,000  Inverness Medical
                Innovations Inc.+ ...       339,879          474,200
      47,000  Invitrogen Corp.+ .....     2,392,068        3,132,080

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================
                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------

              COMMON STOCKS (CONTINUED)
              HEALTH CARE (CONTINUED)
      70,000  Johnson & Johnson .....$    1,140,150   $    4,207,000
     121,500  Medco Health
                Solutions Inc.+ .....     3,792,496        6,779,700
     150,000  Merck & Co. Inc. ......     4,480,183        4,771,500
       2,000  Nobel Biocare
                Holding AG ..........       285,863          439,861
      15,000  Orthofix
                International NV+ ...       501,240          598,350
       4,000  OrthoLogic Corp.+ .....        13,880           19,600
      32,000  Patterson Companies Inc.+     702,130        1,068,800
     475,000  Pfizer Inc. ...........     8,375,103       11,077,000
      50,000  Renal Care Group Inc.+      2,328,035        2,365,500
     133,000  Schering-Plough Corp.       2,512,360        2,773,050
       2,000  Stryker Corp. .........        65,440           88,860
     150,000  Sybron Dental
                Specialties Inc.+ ...     2,817,765        5,971,500
      30,000  Thoratec Corp.+ .......       369,898          620,700
      35,000  William Demant
                Holding A/S+ ........     1,644,239        1,935,497
       5,000  Wright Medical
                Group Inc.+ .........        92,660          102,000
      55,000  Wyeth .................     2,169,854        2,533,850
       1,000  Young Innovations Inc.         30,000           34,080
                                     --------------   --------------
                                         65,449,929       92,430,483
                                     --------------   --------------
              HOTELS AND GAMING -- 3.2%
     120,000  Aztar Corp.+ ..........     1,863,010        3,646,800
       5,000  Churchill Downs Inc. ..       194,654          183,650
     365,000  Gaylord Entertainment
                Co.+ ................     9,694,168       15,910,350
      85,000  GTECH Holdings Corp. ..       573,140        2,697,900
      38,000  Harrah's Entertainment
                Inc. ................       886,848        2,709,020
   2,982,300  Hilton Group plc ......    11,032,184       18,651,237
     650,000  Hilton Hotels Corp. ...     7,380,380       15,671,500
      39,600  International Game
                Technology ..........     1,114,521        1,218,888
      21,500  Kerzner
                International Ltd.+         968,335        1,478,125
      22,000  Las Vegas Sands Corp.+        809,047          868,340
      50,000  MGM Mirage+ ...........       619,882        1,833,500
      10,000  Pinnacle Entertainment
                Inc.+ ...............       176,000          247,100
      90,000  Starwood Hotels & Resorts
                Worldwide Inc. ......     2,370,235        5,747,400
                                     --------------   --------------
                                         37,682,404       70,863,810
                                     --------------   --------------
              MACHINERY -- 1.6%
     140,000  Caterpillar Inc. ......       927,858        8,087,800
      20,000  CNH Global NV .........       351,118          370,800
     400,000  Deere & Co. ...........     6,703,065       27,244,000
                                     --------------   --------------
                                          7,982,041       35,702,600
                                     --------------   --------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.4%
     100,000  Cavalier Homes Inc.+ ..       509,258          645,000
      32,200  Cavco Industries Inc.+        609,204        1,232,616
     110,000  Champion Enterprises
                Inc.+ ...............     1,051,665        1,498,200

                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------

      30,000  Coachmen Industries
                Inc. ................$      431,876   $      354,300
     130,000  Fleetwood Enterprises
                Inc.+ ...............     1,522,019        1,605,500
      78,000  Huttig Building
                Products Inc.+ ......       237,592          655,200
      12,500  Nobility Homes Inc. ...       260,493          337,750
      20,000  Palm Harbor Homes Inc.+       346,431          376,000
      71,500  Skyline Corp. .........     2,837,933        2,602,600
      11,000  Southern Energy Homes
                Inc.+ ...............        43,900           63,250
                                     --------------   --------------
                                          7,850,371        9,370,416
                                     --------------   --------------
              METALS AND MINING -- 1.9%
      45,000  Alcoa Inc. ............     1,224,220        1,330,650
     109,500  Arizona Star Resource
                Corp.+ ..............       445,992          623,588
     255,000  Barrick Gold Corp. ....     3,244,173        7,106,850
      12,525  Freeport-McMoRan Copper
                & Gold Inc., Cl. B ..       272,500          673,845
      10,000  Inco Ltd. .............       380,400          435,700
     100,000  Ivanhoe Mines Ltd.+ ...       775,931          719,000
      50,000  Kinross Gold Corp.+ ...       359,224          461,000
     510,000  Newmont Mining Corp. ..     9,521,832       27,234,000
     200,000  Placer Dome Inc. ......     2,276,157        4,586,000
                                     --------------   --------------
                                         18,500,429       43,170,633
                                     --------------   --------------
              PUBLISHING -- 7.0%
     225,000  Belo Corp., Cl. A .....     4,060,533        4,817,250
      60,500  Dow Jones & Co. Inc. ..     2,490,355        2,147,145
      30,000  EMAP plc ..............       362,733          445,435
     200,000  Independent News &
                Media plc ...........       614,272          601,418
       3,000  Knight-Ridder Inc. ....       187,350          189,900
      38,000  Lee Enterprises Inc. ..       875,843        1,402,580
      64,000  McClatchy Co., Cl. A ..     1,505,081        3,782,400
     280,000  McGraw-Hill Companies
                Inc. ................     2,576,918       14,456,400
     370,000  Media General Inc.,
                Cl. A ...............    10,364,815       18,759,000
      80,000  Meredith Corp. ........     1,650,283        4,187,200
     132,000  New York Times Co.,
                Cl. A ...............     1,094,267        3,491,400
   4,835,000  News Corp., Cl. A .....    36,360,879       75,184,250
      24,000  News Corp., Cl. B .....       227,345          398,640
     675,000  PRIMEDIA Inc.+ ........     2,593,608        1,086,750
     242,000  Reader's Digest
                Association Inc. ....     4,362,575        3,683,240
     248,000  Scripps (E.W.)
                Co., Cl. A ..........     7,804,764       11,908,960
      20,300  Seat Pagine Gialle
                SpA+ ................        11,997            9,481
     120,000  Thomas Nelson Inc. ....     1,535,734        2,958,000
     290,000  Tribune Co. ...........    10,052,523        8,775,400
                                     --------------   --------------
                                         88,731,875      158,284,849
                                     --------------   --------------
              REAL ESTATE -- 1.3%
     120,082  Florida East Coast
                Industries Inc. .....     1,856,261        5,087,874

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================
                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE (CONTINUED)
     100,000  Griffin Land &
                Nurseries Inc.+ .....$    1,372,091   $    2,610,500
      80,000  ProLogis ..............     1,985,585        3,737,600
     262,000  St. Joe Co. ...........     2,000,513       17,611,640
                                     --------------   --------------
                                          7,214,450       29,047,614
                                     --------------   --------------
              RETAIL -- 1.2%
      38,000  Aaron Rents Inc. ......        79,467          801,040
      60,750  Aaron Rents Inc.,
                Cl. A ...............       287,231        1,178,550
     220,000  Albertson's Inc. ......     4,649,290        4,697,000
     400,000  AutoNation Inc.+ ......     3,907,791        8,692,000
      15,000  AutoZone Inc.+ ........     1,218,527        1,376,250
     136,000  Burlington Coat Factory
                Warehouse Corp. .....     1,575,031        5,468,560
      18,000  Coldwater Creek Inc.+          45,211          549,540
      35,000  Costco Wholesale Corp.      1,579,106        1,731,450
      30,000  CSK Auto Corp.+ .......       480,954          452,400
         311  Federated Department
                Stores Inc. .........        21,941           20,629
     118,000  Kroger Co.+ ...........       693,975        2,227,840
      10,000  Safeway Inc. ..........       224,866          236,600
                                     --------------   --------------
                                         14,763,390       27,431,859
                                     --------------   --------------
              SPECIALTY CHEMICALS -- 1.3%
     150,000  Chemtura Corp. ........     1,690,094        1,905,000
     467,500  Ferro Corp. ...........     7,668,635        8,770,300
      90,000  Fuller (H.B.) Co. .....     1,410,219        2,886,300
     130,000  General Chemical
                Group Inc.+ .........       502,184            2,730
     260,000  Hercules Inc.+ ........     3,969,446        2,938,000
      40,000  International Flavors &
                Fragrances Inc. .....       802,624        1,340,000
     160,000  Material Sciences
                Corp.+ ..............     1,390,040        2,256,000
     648,000  Omnova Solutions Inc.+      2,046,412        3,110,400
     350,000  Sensient Technologies
                Corp. ...............     6,822,604        6,265,000
                                     --------------   --------------
                                         26,302,258       29,473,730
                                     --------------   --------------
              TELECOMMUNICATIONS -- 6.6%
      40,000  ALLTEL Corp. ..........     1,509,532        2,524,000
     302,934  AT&T Inc. .............     8,671,039        7,418,854
      14,000  Brasil Telecom
                Participacoes SA, ADR       810,959          522,900
     260,000  BT Group plc ..........     1,015,869          996,421
      30,000  BT Group plc, ADR .....     1,082,623        1,151,400
     180,000  CenturyTel Inc. .......     2,615,453        5,968,800
     540,000  Cincinnati Bell Inc.+       3,269,527        1,895,400
     230,000  Citizens
                Communications Co. ..     2,312,492        2,812,900
     280,000  Commonwealth Telephone
                Enterprises Inc. ....     5,196,101        9,455,600

                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------
      80,000  Deutsche Telekom AG,
                ADR .................$    1,229,873   $    1,330,400
      35,000  France Telecom SA, ADR        683,990          869,400
   2,727,600  Qwest Communications
                International Inc.+      10,095,260       15,410,940
   1,041,400  Sprint Nextel Corp. ...    16,343,194       24,327,104
      75,403  Tele Norte Leste
                Participacoes SA,
                ADR .................     1,001,480        1,351,222
   4,525,935  Telecom Italia SpA ....     2,556,989       13,181,243
     280,000  Telecom Italia SpA, ADR     1,913,792        8,178,800
      94,000  Telefonica SA, ADR ....     3,341,710        4,231,880
      10,400  Telefonica SA, BDR ....       119,280          157,892
      40,000  Telefonos de Mexico
                SA de CV, Cl. L, ADR        171,746          987,200
     592,000  Telephone & Data
                Systems Inc. ........    12,078,671       21,329,760
     541,000  Telephone & Data
                Systems Inc.,
                Special .............    10,890,929       18,724,010
     200,400  Verizon Communications
                Inc. ................     6,253,133        6,036,048
                                     --------------   --------------
                                         93,163,642      148,862,174
                                     --------------   --------------
              TRANSPORTATION -- 0.1%
      85,000  AMR Corp.+ ............     1,245,603        1,889,550
      63,000  Grupo TMM SA,
                Cl. A, ADR+ .........       411,039          242,550
       4,000  Kansas City Southern+           7,317           97,720
       7,900  Providence & Worcester
                Railroad Co. ........       103,258          117,710
                                     --------------   --------------
                                          1,767,217        2,347,530
                                     --------------   --------------
              WIRELESS COMMUNICATIONS -- 1.1%
     190,000  America Movil SA de CV,
                Cl. L, ADR ..........     1,108,335        5,559,400
     100,000  Nextel Partners Inc.,
                Cl. A+ ..............     1,595,860        2,794,000
   1,700,000  O2 plc ................     1,875,000        5,783,854
      72,000  Price Communications
                Corp.+ ..............     1,120,226        1,070,640
      10,019  Tele Centro Oeste
                Celular Participacoes
                SA, ADR .............        30,034          112,413
         776  Tele Leste Celular
                Participacoes SA, ADR+       20,757           10,980
       1,350  Tele Norte Celular
                Participacoes SA, ADR+       20,857           10,057
       3,375  Telemig Celular
                Participacoes SA, ADR        97,539          133,009
         193  Telesp Celular
                Participacoes SA+ ...           675              702
      33,592  Telesp Celular
                Participacoes SA, ADR       597,380          126,978
       4,175  Telesp Celular
                Participacoes SA, Pfd.+      66,025           15,803
      13,001  Tim Participacoes SA, ADR     157,722          328,665

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2005
================================================================================
                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS  (CONTINUED)
     175,200  United States Cellular
                Corp.+ ..............$    8,337,306   $    8,654,880
       7,000  Vodafone Group plc,
                ADR .................        61,547          150,290
                                     --------------   --------------
                                         15,089,263       24,751,671
                                     --------------   --------------
              TOTAL COMMON STOCKS ...$1,190,631,814    2,216,700,903
                                     --------------   --------------
              PREFERRED STOCKS -- 0.2%
              AEROSPACE -- 0.2%
      29,500  Northrop Grumman Corp.,
                7.000% Cv. Pfd.,
                Ser. B ..............     3,437,340        3,751,515
                                     --------------   --------------
    PRINCIPAL
     AMOUNT
    ---------
              CONVERTIBLE CORPORATE BONDS -- 0.3%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.1%
 $ 1,500,000  Pep Boys - Manny, Moe
                & Jack, Cv., 4.250%,
                06/01/07 ............     1,496,239        1,464,375
   1,000,000  Standard Motor Products
                Inc., Sub. Deb. Cv.,
                6.750%, 07/15/09 ....       934,501          855,000
                                     --------------   --------------
                                          2,430,740        2,319,375
                                     --------------   --------------
              AVIATION: PARTS AND SERVICES -- 0.0%
     500,000  GenCorp Inc.,
                Sub. Deb. Cv., 5.750%,
                04/15/07 ............       502,557          545,000
                                     --------------   --------------
              BUSINESS SERVICES -- 0.1%
   1,000,000  Trans-Lux Corp.,
                Sub. Deb. Cv., 7.500%,
                12/01/06 ............     1,000,000          997,500
                                     --------------   --------------
              CABLE AND SATELLITE -- 0.0%
     500,000  Charter Communications
                Inc., Cv., 4.750%,
                06/01/06 ............       432,769          497,500
                                     --------------   --------------
              COMMUNICATIONS EQUIPMENT -- 0.1%
   2,000,000  Agere Systems Inc.,
                Sub. Deb. Cv., 6.500%,
                12/15/09 ............     1,931,196        1,977,500
   1,100,000  Nortel Networks Corp.,
                Cv.,4.250%, 09/01/08      1,068,969        1,036,750
                                     --------------   --------------
                                          3,000,165        3,014,250
                                     --------------   --------------
              METALS AND MINING -- 0.0%
     100,000  Inco Ltd., Cv., Zero
                Coupon, 03/29/21 ....        99,760          115,125
                                     --------------   --------------
              TOTAL CONVERTIBLE
                CORPORATE BONDS .....     7,465,991        7,488,750
                                     --------------   --------------

                                                           MARKET
    SHARES                                  COST            VALUE
    ------                                 ------          ------
              WARRANTS -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
       1,097  Lucent Technologies
                Inc., expire
                12/10/07+ ...........$        1,821   $          620
                                     --------------   --------------
    PRINCIPAL
     AMOUNT
    ---------
              U.S. GOVERNMENT OBLIGATIONS -- 1.3%
 $30,678,000  U.S. Treasury Bills,
                3.506% to 3.944%++,
                01/12/06 to 03/09/06     30,604,149       30,604,140
                                     --------------   --------------
              TOTAL INVESTMENTS --
                100.3% ..............$1,232,141,115    2,258,545,928
                                     ==============

              OTHER ASSETS AND
                LIABILITIES (NET) -- (0.3)% ..........    (7,854,244)
                                                      --------------
              NET ASSETS -- 100.0% ...................$2,250,691,684
                                                      ==============
----------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the Rule 144A securities are considered liquid and the market value amounted to $14,994,312 or 0.67% of total net assets.
(b) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2005, the market value of fair valued securities amounted to $172,005 or 0.01% of total net assets.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt
BDR  Brazilian Depository Receipt
CVO  Contingent Value Obligation
GDR  Global Depository Receipt

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
================================================================================

ASSETS:
  Investments, at value (cost $1,232,141,115) ...........$2,258,545,928
  Cash ..................................................         1,401
  Dividends and interest receivable .....................     2,382,186
  Receivable for Fund shares sold .......................     1,251,690
  Other assets ..........................................        74,723
                                                         --------------
  TOTAL ASSETS .......................................... 2,262,255,928
                                                         --------------
LIABILITIES:
  Payable for investment advisory fees ..................     1,943,482
  Payable for Fund shares redeemed ......................     8,521,472
  Payable for distribution fees .........................       487,162
  Payable for shareholder services fees .................       322,771
  Payable for shareholder communications expenses .......       173,748
  Other accrued expenses ................................       115,609
                                                         --------------
  TOTAL LIABILITIES .....................................    11,564,244
                                                         --------------
  NET ASSETS applicable to 54,725,535
   shares outstanding ...................................$2,250,691,684
                                                         ==============
NET ASSETS CONSIST OF:
  Paid-in capital .......................................$1,230,622,436
  Accumulated net investment income .....................        76,880
  Accumulated distributions in excess of net
   realized gain on investments and foreign
   currency transactions ................................    (6,410,009)
  Net unrealized appreciation on investments ............ 1,026,404,813
  Net unrealized depreciation on foreign
   currency translations ................................        (2,436)
                                                         --------------
  NET ASSETS ............................................$2,250,691,684
                                                         ==============
SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
   share ($2,246,438,480 / 54,621,182 shares
   outstanding; unlimited number of shares
   authorized) ..........................................        $41.13
                                                                 ======
  CLASS A:
  Net Asset Value and redemption price per share
   ($1,990,591 / 48,542 shares outstanding;
   unlimited number of shares authorized) ...............        $41.01
                                                                 ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75%
    of the offering price) ..............................        $43.51
                                                                 ======
  CLASS B:
  Net Asset Value and offering price per
   share ($1,199 / 29.5  shares outstanding;
   unlimited number of shares authorized) ...............        $40.64(a)
                                                                 ======
  CLASS C:
  Net Asset Value and offering price per share
   ($2,261,414 / 55,781 shares outstanding;
   unlimited number of shares authorized) ...............        $40.54(a)
                                                                 ======

---------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
================================================================================

INVESTMENT INCOME:
 Dividends (net of foreign taxes of $579,029) ...........  $ 35,128,245
 Interest ...............................................     2,073,227
                                                           ------------
 TOTAL INVESTMENT INCOME ................................    37,201,472
                                                           ------------
EXPENSES:
 Investment advisory fees ...............................    22,425,082
 Distribution fees - Class AAA ..........................     5,601,647
 Distribution fees - Class A ............................         2,423
 Distribution fees - Class B ............................            12
 Distribution fees - Class C ............................         8,792
 Shareholder services fees ..............................     1,457,476
 Shareholder communications expenses ....................       435,476
 Custodian fees .........................................       314,912
 Legal and audit fees ...................................        83,472
 Registration expenses ..................................        54,899
 Trustees' fees .........................................        52,635
 Miscellaneous expenses .................................       278,578
                                                           ------------
 TOTAL EXPENSES .........................................    30,715,404
                                                           ------------
 Less: Custodian fee credits ............................       (12,729)
                                                           ------------
 NET EXPENSES ...........................................    30,702,675
                                                           ------------
 NET INVESTMENT INCOME ..................................     6,498,797
                                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY:
 Net realized gain on investments .......................   107,119,895
 Net realized loss on foreign
  currency transactions .................................       (62,453)
                                                           ------------
 Net realized gain on investments and
  foreign currency transactions .........................   107,057,442
                                                           ------------
 Net change in unrealized appreciation /
  depreciation on investments and foreign
  currency translations .................................   (15,485,585)
                                                           ------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY ......................    91,571,857
                                                           ------------
 NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .......................................  $ 98,070,654
                                                           ============

                 See accompanying notes to financial statements.

                             THE GABELLI ASSET FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                                 YEAR ENDED            YEAR ENDED
                                                                              DECEMBER 31, 2005     DECEMBER 31, 2004
                                                                             -------------------   -------------------
OPERATIONS:
  Net investment income ....................................................   $    6,498,797        $    1,298,661
  Net realized gain on investments and foreign currency transactions .......      107,057,442            40,917,931
  Net change in unrealized appreciation/depreciation on investments
   and foreign currency translations .......................................      (15,485,585)          276,438,154
                                                                               --------------        --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................       98,070,654           318,654,746
                                                                               --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..............................................................       (6,113,895)           (1,324,870)
    Class A ................................................................           (7,382)                 (693)
    Class B ................................................................               --                    --
    Class C ................................................................           (3,075)                 (143)
                                                                               --------------        --------------
                                                                                   (6,124,352)           (1,325,706)
                                                                               --------------        --------------
  Net realized gain on investments
    Class AAA ..............................................................     (107,016,495)          (40,218,795)
    Class A ................................................................          (89,587)               (6,345)
    Class B ................................................................              (57)                  (21)
    Class C ................................................................         (108,437)               (6,372)
                                                                               --------------        --------------
                                                                                 (107,214,576)          (40,231,533)
                                                                               --------------        --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................     (113,338,928)          (41,557,239)
                                                                               --------------        --------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ..............................................................       45,495,325           (19,448,643)
    Class A ................................................................        1,689,183               325,037
    Class B ................................................................               58                    --
    Class C ................................................................        1,985,171               329,814
                                                                               --------------        --------------
  Net increase (decrease) in net assets from shares of
   beneficial interest transactions ........................................       49,169,737           (18,793,792)
                                                                               --------------        --------------
  REDEMPTION FEES ..........................................................           39,655                16,237
                                                                               --------------        --------------
  NET INCREASE IN NET ASSETS ...............................................       33,941,118           258,319,952
NET ASSETS:
  Beginning of period ......................................................    2,216,750,566         1,958,430,614
                                                                               --------------        --------------
  End of period (including undistributed net investment income of
   $76,880 and $0, respectively) ...........................................   $2,250,691,684        $2,216,750,566
                                                                               ==============        ==============

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================

1. ORGANIZATION. The Gabelli Asset Fund (the "Fund") was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2005, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value ("NAV") per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset shown as "custodian fee credits".

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gain amounts as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund and the calculation of net investment income per share in the Financial Highlights excludes these adjustments. For the year ended December 31, 2005, reclassifications were made to decrease accumulated net investment income by $290,591 and to increase accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $290,591.

The tax character of distributions paid during the fiscal years ended December 31, 2005 and December 31, 2004 was as follows:

                                             YEAR ENDED          YEAR ENDED
                                         DECEMBER 31, 2005   DECEMBER 31, 2004
                                         -----------------   -----------------
 DISTRIBUTIONS PAID FROM:
 Ordinary income
   (inclusive of short term capital gains) .. $  7,034,411      $ 3,054,945
 Net long term capital gains ................  106,304,517       38,502,294
                                              ------------      -----------
 Total distributions paid ................... $113,338,928      $41,557,239
                                              ============      ===========

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

As of December 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

       Undistributed ordinary income ....................  $       27,810
       Net unrealized appreciation ......................   1,020,043,874
       Net unrealized appreciation on
         foreign currency transactions ..................          (2,436)
                                                           --------------
       Total accumulated gain ...........................  $1,020,069,248
                                                           ==============

The following summarizes the tax cost of investments and related unrealized appreciation/depreciation at December 31, 2005:

                                                  GROSS            GROSS         NET UNREALIZED
                                               UNREALIZED       UNREALIZED        APPRECIATION/
                                  COST        APPRECIATION     DEPRECIATION      (DEPRECIATION)
                                  ----       --------------   --------------    ----------------
   Investments .............$1,238,502,054   $1,061,953,182    $(41,909,308)     $1,020,043,874

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the year ended December 31, 2005, other than short-term securities, aggregated $197,421,147 and $129,525,572, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the year ended December 31, 2005, the Fund paid brokerage commissions of $326,633 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $9,842 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the year ended December 31, 2005, the Fund reimbursed the Adviser $45,000 in connection with the cost of computing the Fund's NAV which is included in miscellaneous expenses in the Statement of Operations.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the year ended December 31, 2005, there were no borrowings from the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund currently offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company. The Board has approved Class I Shares which have not been publicly offered.

Effective June 15, 2005, the Fund imposed a redemption fee of 2.00% on Class AAA, Class A, Class B, and Class C Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. (From November 1, 2004 through June 14, 2005, the Fund imposed a redemption fee on shares that were redeemed or exchanged within the sixtieth day after the date of a purchase.) The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2005 and December 31, 2004 amounted to $39,655 and $16,237, respectively.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension to implement such systems.

THE GABELLI ASSET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Transactions in shares of beneficial interest were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2005                 DECEMBER 31, 2004
                                                           -----------------                 -----------------
                                                       SHARES          AMOUNT            SHARES          AMOUNT
                                                     ---------      ------------       ---------      ------------
                                                               CLASS AAA                         CLASS AAA
                                                     -----------------------------     ----------------------------
Shares sold ......................................    5,862,472     $ 244,466,062       7,073,000    $ 266,326,783
Shares issued upon reinvestment of dividends .....    2,596,902       107,200,111         952,780       39,435,639
Shares redeemed ..................................   (7,296,026)     (306,170,848)     (8,572,029)    (325,211,065)
                                                     ----------     -------------      ----------    -------------
  Net increase (decrease) ........................    1,163,348     $  45,495,325        (546,249)   $ (19,448,643)
                                                     ==========     =============      ==========    =============
                                                                CLASS A                           CLASS A
                                                     -----------------------------     ----------------------------
Shares sold ......................................       41,938     $   1,770,412           8,269    $     317,999
Shares issued upon reinvestment of dividends .....        2,327            95,775             170            7,038
Shares redeemed ..................................       (4,190)         (177,004)             --               --
                                                     ----------     -------------      ----------    -------------
  Net increase ...................................       40,075     $   1,689,183           8,439    $     325,037
                                                     ==========     =============      ==========    =============
                                                                CLASS B                           CLASS B
                                                     -----------------------------     ----------------------------
Shares issued upon reinvestment of dividends .....            1     $          58              --               --
                                                     ----------     -------------      ----------    -------------
  Net increase ...................................            1     $          58              --               --
                                                     ==========     =============      ==========    =============
                                                                CLASS C                           CLASS C
                                                     -----------------------------     ----------------------------
Shares sold ......................................       47,792     $   2,009,812           9,071    $     354,240
Shares issued upon reinvestment of dividends .....        2,732           111,189             156            6,395
Shares redeemed ..................................       (3,230)         (135,830)           (767)         (30,821)
                                                     ----------     -------------      ----------    -------------
  Net increase ...................................       47,294     $   1,985,171           8,460    $     329,814
                                                     ==========     =============      ==========    =============

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc., the Adviser's parent company, is responding to these requests for documents and testimony. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI ASSET FUND
FINANCIAL HIGHLIGHTS
================================================================================
Selected data for a share of beneficial interest outstanding throughout each period:

                                         INCOME
                              FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS
                          ------------------------------------ ---------------------------------------
                                        Net
              Net Asset     Net      Realized and      Total                    Net
  Period        Value,   Investment   Unrealized       from        Net       Realized
   Ended      Beginning   Income    Gain (Loss) on  Investment  Investment    Gain on       Total
December 31   of Period   (Loss)(c)  Investments    Operations    Income    Investments  Distributions
-----------   ---------  ---------- -------------   ----------  ----------  -----------  -------------
CLASS AAA
   2005        $41.45     $ 0.12       $ 1.73        $ 1.85      $(0.12)      $(2.05)       $(2.17)
   2004         36.26       0.02         5.96          5.98       (0.03)       (0.76)        (0.79)
   2003         28.25       0.04         8.60          8.64       (0.03)       (0.60)        (0.63)
   2002         32.97       0.02        (4.72)        (4.70)      (0.02)       (0.00)(a)     (0.02)
   2001         33.90      (0.00)(a)     0.05          0.05          --        (0.98)        (0.98)
CLASS A
   2005        $41.39     $ 0.10       $ 1.74        $ 1.84      $(0.17)      $(2.05)       $(2.22)
   2004 (b)     36.26       0.03         5.94          5.97       (0.08)       (0.76)        (0.84)
CLASS B
   2005        $41.16     $(0.17)      $ 1.70        $ 1.53          --       $(2.05)       $(2.05)
   2004 (b)     36.26      (0.25)        5.91          5.66          --        (0.76)        (0.76)
CLASS C
   2005        $41.14     $(0.20)      $ 1.71        $ 1.51      $(0.06)      $(2.05)       $(2.11)
   2004 (b)     36.26      (0.26)        5.92          5.66       (0.02)       (0.76)        (0.78)

                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                     -------------------------------------------------------

                         Net Asset            Net Assets      Net
  Period                   Value,               End of    Investment              Portfolio
   Ended      Redemption   End of    Total      Period      Income    Operating    Turnover
December 31      Fees(c)   Period    Return+   (in 000's)   (Loss)    Expenses      Rate
-----------   ---------- ---------  ---------  ---------- ----------- ----------  ---------
CLASS AAA
   2005         $0.00(a)  $41.13      4.4%    $2,246,439      0.29%       1.37%        6%
   2004          0.00(a)   41.45     16.5      2,216,050      0.06        1.38         7
   2003            --      36.26     30.6      1,958,431      0.11        1.38         7
   2002            --      28.25    (14.3)     1,501,420      0.04        1.38         8
   2001            --      32.97      0.2      1,911,007     (0.00)       1.36        15
CLASS A
   2005         $0.00(a)  $41.01      4.4%    $    1,991      0.23%       1.38%        6%
   2004 (b)      0.00(a)   41.39     16.5            351      0.07        1.40         7
CLASS B
   2005         $0.00(a)  $40.64      3.7%    $        1     (0.41)%      2.02%        6%
   2004 (b)      0.00(a)   41.16     15.6              1     (0.67)       2.07         7
CLASS C
   2005         $0.00(a)  $40.54      3.6%    $    2,261     (0.49)%      2.13%        6%
   2004 (b)      0.00(a)   41.14     15.6            349     (0.68)       2.15         7

------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges.
(a)  Amount represents less than $0.005 per share
(b) Class A, Class B, and Class C Shares were initially offered on December 31, 2003.
(c) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

THE GABELLI ASSET FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Board of Trustees and Shareholders of The Gabelli Asset Fund:

      In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (hereafter referred to as the "Fund") at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 24, 2006

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Gabelli Asset Fund Trustees and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

                        TERM OF       NUMBER OF
NAME, POSITION(S)     OFFICE AND    FUNDS IN FUND
    ADDRESS 1          LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)                  OTHER DIRECTORSHIPS
     AND AGE         TIME SERVED 2   BY TRUSTEE         DURING PAST FIVE YEARS                   HELD BY DIRECTOR 4
-----------------    ------------- ----------------     ----------------------                   ------------------
INTERESTED TRUSTEES 3:
---------------------
MARIO J. GABELLI       Since 1986          24        Chairman of the Board and Chief Executive   Director of Morgan
Trustee and Chairman                                 Officer of GAMCO Investors, Inc. and Chief  Group Holdings, Inc.
Age: 63                                              Investment Officer - Value Portfolios of    (holding company)
                                                     Gabelli Funds, LLC and GAMCO Asset
                                                     Management Inc.; Chairman and Chief
                                                     Executive Officer of Lynch Interactive
                                                     Corporation (multimedia and services)

JOHN D. GABELLI        Since 1999          10        Senior Vice President of Gabelli &          Director of GAMCO
Trustee                                              Company, Inc.                               Investors, Inc.
Age: 61

NON-INTERESTED TRUSTEES:
-----------------------

ANTHONY J. COLAVITA    Since 1989          34        Partner in the law firm of                     --
Trustee                                              Anthony J. Colavita P.C.
Age: 70

JAMES P. CONN          Since 1992          14        Former Managing Director and Chief          Director of LaQuinta Corp.
Trustee                                              Investment Officer of Financial             (hotels) and First Republic
Age: 67                                              Security Assurance Holdings                 Bank (banking)
                                                     Ltd. (insurance holding company)
                                                     (1992-1998)

ANTHONY R. PUSTORINO   Since 1986          14        Certified Public Accountant; Professor      Director of Lynch
Trustee                                              Emeritus, Pace University                   Corporation (diversified
Age: 80                                                                                          manufacturing)

WERNER J. ROEDER, MD   Since 2001          23        Medical Director of Lawrence Hospital          --
Trustee                                              and practicing private physician
Age: 65

ANTHONIE C. VAN EKRIS   1986-1989          18        Chairman of BALMAC                             --
Trustee               1992-present                   International, Inc. (commodities
Age: 71                                              and futures trading)

SALVATORE J. ZIZZA      1986-1996          25        Chairman of Hallmark Electrical             Director of Hollis-Eden
Trustee               2000-present                   Supplies Corp.                              Pharmaceuticals
Age: 60                                                                                          (biotechnology);
                                                                                                 Director of Earl
                                                                                                 Scheib, Inc.
                                                                                                 (automotive services)

THE GABELLI ASSET FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
================================================================================

                        TERM OF       NUMBER OF
NAME, POSITION(S)     OFFICE AND    FUNDS IN FUND
    ADDRESS 1          LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)
     AND AGE         TIME SERVED 2   BY TRUSTEE         DURING PAST FIVE YEARS
-----------------    ------------- ----------------     ----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 1994           --       Executive Vice President and Chief Operating
President and Treasurer                              Officer of Gabelli Funds, LLC since 1988 and
Age: 54                                              an officer of all of the registered investment
                                                     companies in the Gabelli Funds complex. Director
                                                     and President of Gabelli Advisers, Inc. since 1998.

JAMES E. MCKEE         Since 1995           --       Vice President, General Counsel and Secretary of
Secretary                                            GAMCO Investors, Inc. since 1999 and GAMCO
Age: 42                                              Asset Management Inc. since 1993; Secretary of
                                                     all of the registered investment companies in
                                                     the Gabelli Funds complex.

PETER D. GOLDSTEIN     Since 2004           --       Director of Regulatory Affairs for GAMCO Investors, Inc.
Chief Compliance Officer                             since 2004; Chief Compliance Officer of all of the registered
Age: 52                                              investment companies in the Gabelli Funds complex;
                                                     Vice President of Goldman Sachs Asset Management from
                                                     2000 through 2004.

------------------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Trustee will hold office for an  indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified. Effective November 16, 2005, Mr. Karl Otto Pohl resigned from the Board of Trustees and now serves as Trustee Emeritus.
  3 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Messrs. M. Gabelli and J. Gabelli are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.

--------------------------------------------------------------------------------
                   2005 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended December 31, 2005, the Fund paid to shareholders on December 28, 2005 ordinary income dividends (comprised of net investment income and short-term capital gains) totaling $0.1318, $0.1835, $0.0150, and $0.0730 and a long-term capital gain distribution totaling $2.0300 per share for Class AAA, Class A, Class B, and Class C which is designated as a capital gain dividend. For the fiscal year ended December 31, 2005, 100% of the ordinary income dividend qualifies for the dividend received deduction available to corporations and 100% of the ordinary income distribution was qualified dividend income.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income dividend paid by the Fund during fiscal year 2005 which was derived from U.S. Treasury securities was 3.22%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2005. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

                             THE GABELLI ASSET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                              Anthony R. Pustorino
CHAIRMAN AND CHIEF                                 CERTIFIED PUBLIC ACCOUNTANT
EXECUTIVE OFFICER                                  PROFESSOR EMERITUS
GAMCO INVESTORS, INC.                              PACE UNIVERSITY

Anthony J. Colavita                                Werner J. Roeder, MD
ATTORNEY-AT-LAW                                    MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                          LAWRENCE HOSPITAL

James P. Conn                                      Anthonie C. van Ekris
FORMER CHIEF INVESTMENT OFFICER                    MANAGING DIRECTOR
FINANCIAL SECURITY ASSURANCE                       BALMAC INTERNATIONAL, INC.
HOLDINGS LTD.
                                                   Salvatore J. Zizza
John D. Gabelli                                    CHAIRMAN
SENIOR VICE PRESIDENT                              HALLMARK ELECTRICAL SUPPLIES
GABELLI & COMPANY, INC.                            CORP.


                                    OFFICERS
Bruce N. Alpert                                    James E. McKee
PRESIDENT AND TREASURER                            SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB405Q405SR

                                           [GRAPHIC OMMITED]
                                           TRIANGLE ART


                                           THE
                                           GABELLI
                                           ASSET
                                           FUND



                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2005

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $40,829 in 2005 and $44,420 in 2004.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 in 2005 and $0 in 2004.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,880 in 2005 and $2,550 in 2004.

         Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2005 and $0 in 2004.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent auditors' engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Gabelli and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2005 and $0 in 2004.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Asset Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     March 10, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert,
                           Principal Executive Officer & Principal
                           Financial Officer

Date     March 10, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.